Leases - Summary of Vessels operating leases (Details)	6 Months Ended
Jun. 30, 2024 USD ($)
Lessee, Lease, Description [Line Items]
Charter-in expenses	$ 1,320,063
Vessels Operating Leases
Lessee, Lease, Description [Line Items]
Charter-in expenses	$ 1,320,063